Discontinued operations	12 Months Ended
Sep. 30, 2021
Discontinued operations
Discontinued operations
18.	Discontinued operations

On July 29, 2019, the Company sold the assets of Patient Home Monitoring, Inc. The consolidated financial statements and the notes reflect the Patient Home Monitoring, Inc. as discontinued operations. During the year ended September 30, 2020, there were ongoing litigation matters involving Patient Home Monitoring, Inc. that resulted in loss from discontinued operations, as reflected in the following table for the years ended September 30, 2021 and 2020.

	Year Ended	Year Ended
	September 30,	September 30,
	2021	2020
Operating expenses	$—	$(869)
Net (loss) income from discontinued operations	$—	$(869)

During the year ended September 30, 2020, the Company accrued $869,000 for defense and settlement costs. One of the matters was resolved in fiscal year 2020 and the other matter was resolved in fiscal year 2021. These matters are directly related to the operations of the disposed business, and as such, are reflected as discontinued operations.